Events after reporting period (Details) - Business combination	Mar. 12, 2025	Jan. 01, 2025
WFTL
Events after reporting period
Percentage of consolidated net income		100.00%
Sparrow Tech
Events after reporting period
Percentage of consolidated net income	100.00%